Accounting policies	9 Months Ended
Sep. 30, 2022
Accounting policies [Abstract]
Accounting policies	Accounting policies
a)Basis of preparation

These unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2022 and 2021 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board. The accounting policies and methods of computation applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2021 except for the estimation of income tax (see note 8).

The financial statements do not include all of the information required for annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2021.

The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments which are measured at fair value.

The financial statements and footnotes have been presented in Pounds Sterling (“Sterling”). This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the Group. All values are rounded to the nearest thousand pound (“£’000”) except where otherwise indicated.

These unaudited condensed consolidated financial statements were prepared at the request of the Group’s Board of Directors (the “Board”) to meet regulatory and contractual commitments and were approved by the Board on November 10, 2022 and signed on its behalf by Andrew Hopkins, Chief Executive Officer of the Group.

b)Basis of consolidation

These unaudited condensed consolidated Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to September 30, 2022.
c)Going concern

As at September 30, 2022, the Group’s cash, cash equivalents and short-term bank deposits amounted to £561,085,000, with total unrestricted cash and short-term bank deposits amounting to £559,749,000. The Group has incurred significant research and development expenses from the start of the Group’s activities, however primarily as a result of cash inflows from collaborations during both periods net cash outflows from operating activities amounted to only £13,475,000 for the nine months ended September 30, 2022, with net cash inflows from operating activities of £7,474,000 for the nine months ended September 30, 2021. Taking into account the Group’s cash, cash equivalents and short-term bank deposits as at September 30, 2022, the Board believes that the Group has sufficient financial resources to cover its planned cash outflows for the foreseeable future, being a period of at least twelve months from the date of issuance of these financial statements.

As the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, the Group has prepared these financial statements under the going concern assumption.
2.Accounting policies (continued)

d)Application of new and revised International Financial Reporting Standards (IFRSs)

There have been no new or revised accounting standards that have had an impact on the unaudited condensed consolidated financial statements relative to those applied within the consolidated financial statements of the Group for the year ended December 31, 2021. Any new accounting standards implemented were assessed and determined to be either not applicable or did not have a material impact on the interim financial statements or processes.

e)Significant accounting policies

The significant accounting policies are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2021. There have been no changes to existing accounting policies for the three and nine months ended September 30, 2022 with the exception of share-based payments which has been amended as a result of the issue of performance options and performance share units (“PSUs”) to certain employees during the period which contain performance-based vesting conditions, and derivative financial instruments as a result of certain forward contract transactions executed during the period.

Share based payments

The Group operates equity-settled share-based compensation plans whereby certain employees of the Group are granted equity awards in the Company in the form of share options, restricted share units (“RSUs”), performance options and performance share units.

The fair value of awards granted is recognised as an expense within profit or loss with a corresponding increase in equity. The fair value of the award is measured at the grant date and is spread over the period during which the respective employee becomes unconditionally entitled to the award. The fair value of share options and those performance option and PSU awards not containing market-based performance conditions are valued using a Black-Scholes model, whilst performance options and PSUs containing market-based conditions are valued using a Monte-Carlo model. The fair value of RSUs is based on the market value of the underlying shares at the award grant date.

At each statement of financial position date, the Group revises its estimate of the number of awards that are expected to become exercisable based on forfeiture rates, and with the exception of changes in the estimated probability of achieving market-based performance conditions, adjustments are made such that at the end of the vesting period the cumulative charge is based on the number of awards that eventually vest.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also recognised in profit or loss over the remaining vesting period. There were no modifications to the terms and conditions of options during the current or previous financial period.

When a share based payment award is exercised an intra-equity movement is recorded to transfer the cumulative charge recorded within the share-based payment reserve for those awards to retained earnings.

Derivative financial instruments- forward contracts

Derivative financial instruments relating to currency forward contracts are initially recognised at fair value on the date at which the derivative contract is executed, and are subsequently re-measured at fair value each period-end. Any gains and losses arising from changes in the fair value of derivatives are recognised within the consolidated statement of profit or loss.
2.Accounting policies (continued)

Restatement of previously issued financial information

In the Company’s unaudited condensed consolidated statements of changes in equity for the three and nine months ended September 30, 2021, the effects of the corporate reorganisation executed in August 2021 were presented within a single line item, “Effects of corporate reorganisation”. Additional disclosure has been provided within the statement of changes in equity for the three and nine months ended September 30, 2021 contained in these condensed consolidated financial statements by separating the elements of the reorganisation into additional line items noted with an asterisk, and the net impact of the effects of the corporate reorganisation has been restated to include the recognition of a merger reserve totalling £54,213,000, with a corresponding reduction in retained earnings. This presentation is consistent with the presentation within the Company’s audited financial statements as of and for the year ended December 31, 2021.

A classification error was identified within the Company’s unaudited condensed consolidated statements of cash flows as of and for the three month period ended March 31, 2022 and as of and for the six month period ended June 30, 2022 related to the presentation of foreign exchange gains and losses on cash and cash equivalents, whereby certain exchange gains and losses relating to cash and cash equivalents were presented within net cash inflows from operating activities, rather than within exchange gains and losses on cash and cash equivalents. The effects on the condensed consolidated statements of cash flows for the three months ended March 31, 2022 and six months ended June 30, 2022 are shown in the tables below.

	three months ended March 31, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(59)	(7,725)	(7,784)
Net cash flows (used in)/from operating activities	(7,920)	(7,725)	(15,645)
Net (decrease)/increase in cash and cash equivalents	(14,905)	(7,725)	(22,630)
Exchange gain on cash and cash equivalents	34	7,725	7,759
Cash and cash equivalents at the beginning of the year	562,173		562,173
Cash and cash equivalents at the end of the period	547,302	—	547,302

	six months ended June 30, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(36)	(24,481)	(24,517)
Net cash flows from operating activities	52,033	(24,481)	27,552
Net (decrease)/increase in cash and cash equivalents	(60,448)	(24,481)	(84,929)
Exchange gain on cash and cash equivalents	107	24,481	24,588
Cash and cash equivalents at the beginning of the year	562,173		562,173
Cash and cash equivalents at the end of the period	501,832	—	501,832
The reclassification also impacts the condensed consolidated statement of cash flows for the six months ended June 30, 2021, whereby foreign exchange losses within net cash flows from operating activities were understated by £2,131,000 with a corresponding understatement of exchange losses on cash and cash equivalents. The impact of adjusting these amounts would be to increase net cash flows from operating activities for the six months ended June 30, 2021 from £3,722,000 to £5,853,000, and exchange losses on cash and cash equivalents from £1,000 to £2,132,000.